Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Expenses And Other Current Liabilities [Abstract]
Rental and freight logistics deposits received		$ 3,498	$ 3,319
Payables for long-term assets		1,360	2,384
Government subsidies		1,467	1,259
Contract liabilities		1,142	1,012
Cash collected on behalf of the customers	[1]	181	262
Service payables		12	122
Contingent liability		258	434
Others		503	536
Total		8,421	9,328
Less: accrued expenses and other current liabilities		(6,551)	(7,854)
Other non-current liabilities		$ 1,870	$ 1,474

[1]	The Company collects the goods considerations from the recipients after they deliver the goods to the determined locations on behalf of the customers, and will pay to the customers on a regular basis.